Annual Total Returns- Vanguard Financials Index Fund (ETF) [BarChart] - ETF - Vanguard Financials Index Fund - ETF Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(14.35%)	26.26%	33.00%	13.95%	(0.46%)	24.69%	20.07%	(13.46%)	31.62%	(2.10%)